13F-HR
3/31/06

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek	New York, New York May 8, 2006

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value total:	$271,126

List of Other Included Managers:

No.	13F File Number		Name





<PAGE







































FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR

COM

001765106

27050

1000000

SH



Sole



1000000


Advance Auto Parts Inc

COM

00751Y106

12492

300000

SH



Sole



300000


American Axle & Mfg Holdings
COM

024061103

5139

300000

SH



Sole



300000


Amgen Inc

COM

031162100

21779

299365

SH



Sole



299365


BE Aerospace

COM

131193104

28888

1150000

SH



Sole



1150000


Caremarx RX

COM

141705103

14754

300000

SH



Sole



300000


Comcast

COM

20030N200

5224

200000

SH



Sole



200000


Dana Corporation

COM

235811106

3020

2000000

SH



Sole



2000000


Delphi Corp

COM

247126105

5080

8000000

SH



Sole



8000000


Walt Disney Company

COM

254687106

11156

400000

SH



Sole



400000


EMC Corporation

COM

268648102

10904

800000

SH



Sole



800000


Emerson Electric

COM

291011104

8363

100000

SH



Sole



100000


Flowserve Corporation

COM

34354P105

11668

200000

SH



Sole



200000


Home Depot Inc

COM

437076102

14805

350000

SH



Sole



350000


Intuitive Surgical,Inc

COM

559222401

10797

91500

SH



Sole



91500


Magna International

COM

585055106

9840

130000

SH



Sole



130000


Medtronic Inc

COM

69888P106

12464

245600

SH



Sole



245600


Microsoft Corporation

COM

594918104

8163

300000

SH



Sole



300000


Par Pharmaceutical

COM

74834L100

5213

185000

SH



Sole



185000


Quest Diagnostics Inc

COM

800907107

3078

60000

SH



Sole



60000


Solutia

COM

881624209

1124

3121000

SH



Sole



3121000


Stereotaxis

COM

85916J102

4729

375000

SH



Sole



375000


Teva Pharmaceutical

COM

888339108

14413

350000

SH



Sole



350000


Verizon

COM

92343V104

6812

200000

SH



Sole



200000


Wal-Mart Stores

COM

931142103

14172

300000

SH



Sole



300000

